                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-2782

                      (Investment Company Act File Number)

                      Federated High Income Bond Fund, Inc.
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: March 31, 2004

           Date of Reporting Period: Fiscal year ended March 31, 2004

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated High Income Bond Fund, Inc.

Established 1977

27TH ANNUAL SHAREHOLDER REPORT

March 31, 2004

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

BOARD OF DIRECTORS AND FUND OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$7.30	$7.68	$8.64	$9.82	$11.30
Income From Investment Operations:
Net investment income	0.62	0.67 [1]	0.83 [2]	0.96	0.99
Net realized and unrealized gain (loss) on investments	0.75	(0.37)	(0.94)[2]	(1.15)	(1.48)

TOTAL FROM INVESTMENT OPERATIONS	1.37	0.30	(0.11)	(0.19)	(0.49)

Less Distributions:
Distribution from net investment income	(0.62)	(0.68)	(0.85)	(0.99)	(0.99)

Net Asset Value, End of Period	$8.05	$7.30	$7.68	$8.64	$ 9.82

Total Return[3]	19.42%	4.43%	(1.17)%	(2.19)%	(4.65)%

Ratios to Average Net Assets:

Expenses	1.21%	1.23%	1.23%	1.24%	1.23%

Net investment income	7.60%	9.31%	10.37%[2]	10.33%	9.35%

Expense waiver/reimbursement[4]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	--

Supplemental Data:

Net assets, end of period (000 omitted)	$884,503	$817,147	$678,052	$666,546	$722,375

Portfolio turnover	51%	43%	40%	24%	26%

1 Based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended March 31, 2002 was an increase to the net investment income per share of $0.01, a decrease to the net realized and unrealized gain/loss per share of $0.01, and an increase to the ratio of net investment income to average net assets from 10.22% to 10.37%. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$7.29	$7.68	$8.63	$9.81	$11.29
Income From Investment Operations:
Net investment income	0.56	0.62 [1]	0.75 [2]	0.89	0.91
Net realized and unrealized gain (loss) on investments	0.75	(0.39)	(0.91)[2]	(1.15)	(1.48)

TOTAL FROM INVESTMENT OPERATIONS	1.31	0.23	(0.16)	(0.26)	(0.57)

Less Distributions:
Distribution from net investment income	(0.56)	(0.62)	(0.79)	(0.92)	(0.91)

Net Asset Value, End of Period	$8.04	$7.29	$7.68	$8.63	$ 9.81

Total Return[3]	18.54%	3.53%	(1.79)%	(2.93)%	(5.37)%

Ratios to Average Net Assets:

Expenses	1.96%	1.98%	1.98%	1.99%	1.98%

Net investment income	6.85%	8.56%	9.64%[2]	9.58%	8.60%

Expense waiver/reimbursement[4]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	--

Supplemental Data:

Net assets, end of period (000 omitted)	$945,435	$892,103	$912,370	$977,317	$1,091,630

Portfolio turnover	51%	43%	40%	24%	26%

1 Based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended March 31, 2002 was an increase to the net investment income per share of $0.02, a decrease to the net realized and unrealized gain/loss per share of $0.02, and an increase to the ratio of net investment income to average net assets from 9.48% to 9.64%. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$7.30	$7.68	$8.63	$9.81	$11.30
Income From Investment Operations:
Net investment income	0.56	0.62 [1]	0.75 [2]	0.89	0.92
Net realized and unrealized gain (loss) on investments	0.74	(0.38)	(0.91)[2]	(1.15)	(1.50)

TOTAL FROM INVESTMENT OPERATIONS	1.30	0.24	(0.16)	(0.26)	(0.58)

Less Distributions:
Distribution from net investment income	(0.56)	(0.62)	(0.79)	(0.92)	(0.91)

Net Asset Value, End of Period	$8.04	$7.30	$7.68	$8.63	$ 9.81

Total Return[3]	18.39%	3.66%	(1.79)%	(2.93)%	(5.46)%

Ratios to Average Net Assets:

Expenses	1.96%	1.98%	1.98%	1.99%	1.98%

Net investment income	6.85%	8.56%	9.63%[2]	9.58%	8.61%

Expense waiver/reimbursement[4]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	--

Supplemental Data:

Net assets, end of period (000 omitted)	$246,559	$202,813	$189,724	$198,871	$218,667

Portfolio turnover	51%	43%	40%	24%	26%

1 Based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended March 31, 2002 was an increase to the net investment income per share of $0.01, a decrease to the net realized and unrealized gain/loss per share of $0.01, and an increase to the ratio of net investment income to average net assets from 9.48% to 9.63%. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

For the fiscal year ended March 31, 2004, the high-yield market significantly outperformed the high-quality bond market. For example, the Lehman Brothers Aggregate Bond Index (LBAB),1 a measure of high-quality bond performance, returned 11.77% versus a 22.66% return for the Lehman Brothers High Yield Bond Index (LBHYB).1

The high-yield market began the reporting period from an extremely oversold position, as investors at that time were still in a very defensive posture due to economic and geopolitical uncertainty. However, despite the conflict in the Middle East, over the course of the fiscal year most indicators continued to show robust economic growth. Throughout the reporting period, improved corporate earnings have led to improved credit quality for the underlying market. For the calendar year 2003, the market default rate fell to 4.66%,2 its lowest rate since 1999. The significant decline in corporate defaults has led to a contraction of the risk premium or "credit spread" investors require for investing in the high-yield market and consequently led to the price appreciation experienced in the market. For example, the spread over Treasury issues for the Credit Suisse First Boston High Yield Index3 contracted from 8.25% on March 31, 2003 to 4.95% on March 31, 2004. In complete contrast to the prior fiscal year, the distressed end of the high-yield market was the area with the strongest performance. For example, bonds rated CCC, the lowest credit quality, returned 34.80%, compared to higher rated B bonds, which returned 20.32%, and BB rated bonds, which returned 18.42%.

The fund's Class A Shares had a total return of 19.42%4 based on net asset value, underperforming the LBHYB which returned 22.66% during the same period. The primary cause of the fund's underperformance was our positioning in the lower credit quality sector, where our portfolio has been less aggressive than that of its benchmark. Additionally, the total return of the fund's Class A Shares reflects actual cash flows, transaction costs and other expenses, which are not reflected in the total return of the LBHYB. From an industry sector perspective, the fund's relative overweight positions in the Consumer Non-Cyclical and Gaming sectors along with its underweight positions in the more speculative sectors, such as Airlines and Utilities, hurt relative performance.

1 The LBAB is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. The LBHYB is an unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100m, and at least one year to maturity. It is not possible to invest directly in an index.

2 Source: Altman High Yield Bond Default & Return Report.

3 The Credit Suisse First Boston High Yield Index is an unmanaged index that evaluates the performance of low quality bonds. Low quality is defined as those bonds in the range from BBB to CCC and defaults. It is not possible to invest directly in an index.

4 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investors shares, when redeemed, may be worth more or less than the original cost.

GROWTH OF A $10,000 INVESTMENT -- CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated High Income Bond Fund, Inc. (Class A Shares) (the "Fund") from March 31, 1994 to March 31, 2004, compared to the Lehman Brothers High Yield Bond Index (LBHYB)2 and the Lipper High Current Yield Funds Average (LHCYFA).3

Average Annual Total Return[4] for the Period Ended 3/31/2004
1 Year	14.11%
5 Years	1.89%
10 Years	5.92%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBHYB and LHCYFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBHYB is not adjusted to reflect taxes, sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged. It is not possible to invest directly in an index.

3 The LHCYFA represents the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

4 Total return quoted reflects all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated High Income Bond Fund, Inc. (Class B Shares) (the "Fund") from September 28, 1994 (start of performance) to March 31, 2004, compared to the Lehman Brothers High Yield Bond Index (LBHYB)2 and the Lipper High Current Yield Funds Average (LHCYFA).3

Average Annual Total Return[4] for the Period Ended 3/31/2004
1 Year	13.04%
5 Years	1.79%
Start of Performance (9/28/1994)	5.95%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBHYB and LHCYFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBHYB is not adjusted to reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged. It is not possible to invest directly in an index.

3 The LHCYFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT -- CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated High Income Bond Fund, Inc. (Class C Shares) (the "Fund") from March 31, 1994 to March 31, 2004, compared to the Lehman Brothers High Yield Bond Index (LBHYB)2 and the Lipper High Current Yield Funds Average (LHCYFA).3

Average Annual Total Return[4] for the Period Ended 3/31/2004
1 Year	16.28%
5 Years	1.84%
10 Years	5.49%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBHYB and LHCYFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBHYB is not adjusted to reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged. It is not possible to invest directly in an index.

3 The LHCYFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance..

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments

March 31, 2004

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.5%
		Diversified--0.5%
$4,494,405	[2,3]	Trains HY-2003-1, Class A, 8.666%, 5/15/2013	$4,988,614
5,000,000	[2,3]	Trains HY-2003-1, Class A, 9.272%, 6/1/2014	4,886,275

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $10,051,852)	9,874,889

		CORPORATE BONDS--96.3%
		Aerospace/Defense--1.3%
5,975,000		Alliant Techsystems, Inc., Sr. Sub. Note, 8.50%, 5/15/2011	6,662,125
2,200,000	[1]	Condor Systems, Inc., Sr. Sub. Note, Series B, 11.875%, 5/1/2009	154,000
1,875,000		DRS Technologies, Inc., Sr. Sub. Note, 6.875%, 11/1/2013	1,950,000
2,575,000		GenCorp, Inc., Sr. Sub. Note, 9.50%, 8/15/2013	2,742,375
2,225,000		Hexcel Corp., Sr. Secd. Note, 9.875%, 10/1/2008	2,480,875
7,625,000		Hexcel Corp., Sr. Sub. Note, Series B, 9.75%, 1/15/2009	8,025,312
850,000	[2,3]	L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	877,625
4,300,000		TransDigm, Inc., Sr. Sub. Note, 8.375%, 7/15/2011	4,579,500

		TOTAL	27,471,812

		Automotive--3.1%
2,325,000		Accuride Corp., Sr. Sub. Note, Series B, 9.25%, 2/1/2008	2,406,375
6,450,000		Advanced Accessory Systems LLC, Sr. Note, 10.75%, 6/15/2011	6,772,500
3,825,000		Arvin Industries, Inc., Note, 7.125%, 3/15/2009	4,016,250
5,250,000		ArvinMeritor, Inc., Note, 8.75%, 3/1/2012	5,906,250
1,500,000		Dana Corp., Note, 9.00%, 8/15/2011	1,815,000
6,025,000		General Motors Corp., Note, 7.125%, 7/15/2013	6,588,458
6,675,000		General Motors Corp., Note, 8.375%, 7/15/2033	7,599,154
4,150,000		Lear Corp., Company Guarantee, 8.11%, 5/15/2009	4,933,312
7,625,000		Stoneridge, Inc., Company Guarantee, 11.50%, 5/1/2012	9,188,125
8,385,000		TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013	10,020,075
4,325,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	4,692,625

		TOTAL	63,938,124

Principal Amount			Value
		CORPORATE BONDS--continued
		Building Materials--3.2%
$7,800,000	[2,3,4]	AMH Holdings, Inc., Sr. Disc. Note, 0/11.25%, 3/1/2014	$4,777,500
5,850,000		American Builders & Contractors Supply Co. Inc., Sr. Sub. Note, 10.625%, 5/15/2007	5,967,000
3,125,000		Associated Materials, Inc., Company Guarantee, 9.75%, 4/15/2012	3,468,750
2,850,000		Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%, 2/15/2010	3,063,750
5,525,000	[2,3]	ERICO International Corp., Sr. Sub. Note, 8.875%, 3/1/2012	5,759,812
7,975,000	[2,3]	Euramax International PLC, Sr. Sub. Note, 8.50%, 8/15/2011	8,493,375
2,600,000		Legrand SA, Sr. Note, 10.50%, 2/15/2013	3,068,000
11,400,000		MMI Products, Inc., Sr. Sub. Note, 11.25%, 4/15/2007	9,690,000
6,900,000		NCI Building System, Inc., Sr. Sub. Note, Series B, 9.25%, 5/1/2009	7,262,250
1,775,000	[2,3]	Norcraft Cos. LLC, Sr. Sub. Note, 9.00%, 11/1/2011	1,899,250
8,375,000	[2,3,4]	Nortek Holdings, Inc., Sr. Disc. Note, 0/10.00%, 5/15/2011	6,365,000
5,075,000	[2,3]	Ply Gem Industries, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	5,125,750
2,225,000	[2,3]	U.S. Concrete, Inc., Sr. Sub. Note, 8.375%, 4/1/2014	2,291,750

		TOTAL	67,232,187

		Chemicals--4.3%
4,650,000		Compass Minerals Group, Inc., Sr. Sub. Note, 10.00%, 8/15/2011	5,301,000
9,800,000	[4]	Compass Minerals International, Sr. Disc. Note, 0/12.00%, 6/1/2013	7,595,000
5,500,000	[4]	Compass Minerals International, Sr. Disc. Note, 0/12.75%, 12/15/2012	4,482,500
7,000,000		Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008	7,560,000
4,500,000		FMC Corp., Sr. Secd. Note, 10.25%, 11/1/2009	5,332,500
4,350,000	[1,2]	General Chemical Industrial Products, Inc., Sr. Sub. Note, 10.625%, 5/1/2009	1,120,125
2,650,000	[2,3]	Huntsman Advanced Materials, Inc., Sr. Secd. Note, 11.00%, 7/15/2010	2,981,250
10,550,000		Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009	10,655,500
3,975,000	[2,3]	Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	4,402,312
1,675,000		Lyondell Chemical Co., Sr. Secd. Note, 9.50%, 12/15/2008	1,712,687
3,650,000		Lyondell Chemical Co., Sr. Secd. Note, 9.875%, 5/1/2007	3,796,000
1,150,000		Lyondell Chemical Co., Sr. Secd. Note, Series A, 9.625%, 5/1/2007	1,193,125
12,600,000		Lyondell Chemical Co., Sr. Sub. Note, 10.875%, 5/1/2009	12,663,000
3,800,000	[2,3,4]	Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014	2,280,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Chemicals--continued
$1,775,000	[2,3]	Nalco Co., Sr. Note, 7.75%, 11/15/2011	$1,854,875
4,200,000	[2,3]	Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	4,389,000
1,450,000	[2,3]	Rhodia SA, Sr. Note, 7.625%, 6/1/2010	1,341,250
2,650,000	[2,3]	Rhodia SA, Sr. Sub. Note, 8.875%, 6/1/2011	2,226,000
1,450,000		Union Carbide Corp., Deb., 6.79%, 6/1/2025	1,455,293
1,900,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	1,789,325
625,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	619,844
5,625,000		Union Carbide Corp., Sr. Deb., 8.75%, 8/1/2022	5,645,531

		TOTAL	90,396,117

		Construction Machinery--1.9%
9,250,000		AGCO Corp., Sr. Note, 9.50%, 5/1/2008	10,198,125
4,975,000		Case Corp., Unsecd. Note, 7.25%, 8/1/2005	5,124,250
6,250,000	[2,3]	Case New Holland, Sr. Note, 9.25%, 8/1/2011	7,093,750
8,375,000	[1,2]	Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006	0
1,000,000		Columbus McKinnon Corp., Sr. Secd. Note, 10.00%, 8/1/2010	1,090,000
7,000,000		Columbus McKinnon Corp., Sr. Sub. Note, 8.50%, 4/1/2008	6,790,000
4,500,000	[2,3]	NationsRent Cos., Inc., Sr. Secd. Note, 9.50%, 10/15/2010	4,871,250
3,550,000	[2,3]	United Rentals, Inc., Sr. Note, 6.50%, 2/15/2012	3,532,250

		TOTAL	38,699,625

		Consumer Products--4.7%
8,050,000		Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012	8,975,750
1,800,000	[2,3]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	1,858,500
9,750,000		American Greetings Corp., Sr. Sub. Note, 11.75%, 7/15/2008	11,261,250
2,625,000		American Safety Razor Co., Sr. Note, 9.875%, 8/1/2005	2,625,000
5,625,000		Amscan Holdings, Inc., Sr. Sub. Note, 9.875%, 12/15/2007	5,850,000
3,675,000		Armkel Finance, Inc., Sr. Sub. Note, 9.50%, 8/15/2009	4,060,875
3,625,000	[2,3]	Chattem, Inc., Sr. Sub. Note, 7.00%, 3/1/2014	3,652,187
1,825,000		Commemorative Brands, Inc., Sr. Sub. Note, 11.00%, 1/15/2007	1,861,500
1,400,000	[1]	Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008	140
2,375,000	[1]	Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009	238
3,675,000		ICON Health & Fitness, Inc., Company Guarantee, 11.25%, 4/1/2012	4,226,250
9,350,000	[4]	Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	6,124,250
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Products--continued
$7,325,000		Jostens, Inc., Sr. Sub. Note, 12.75%, 5/1/2010	$8,350,500
4,775,000	[2,3,4]	NBC Acquisition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013	3,199,250
3,650,000	[2,3]	Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	3,777,750
7,875,000		Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011	7,560,000
4,350,000	[2,3]	Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	4,373,838
1,400,000	[2,3]	Simmons Co., Sr. Sub. Note, 7.875%, 1/15/2014	1,407,000
3,025,000	[1,2]	Sleepmaster LLC, Company Guarantee, Series B, 11.00%, 5/15/2009	828,094
2,226,000	[2,3]	Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010	2,559,900
1,250,000	[2,3]	True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	1,281,250
9,450,000		United Industries Corp., Sr. Sub. Note, Series D, 9.875%, 4/1/2009	9,898,875
3,525,000	[2,3]	WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011	3,692,438

		TOTAL	97,424,835

		Diversified Manufacturing--1.5%
4,075,000	[2,3]	Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011	4,625,125
1,075,000	[2,3]	Communications & Power Industries, Inc., Sr. Sub. Note, 8.00%, 2/1/2012	1,097,844
1,111,000		Simonds Industries, Inc., Sr. Sub. Note, 10.00%, 10/1/2008	1,111,000
3,200,000	[2,3]	Thermadyne Holdings Corp., Sr. Secd. Note, 9.25%, 2/1/2014	3,256,000
12,225,000		Tyco International Group, Company Guarantee, 6.375%, 10/15/2011	13,372,316
5,275,000		Tyco International Group, Note, 5.80%, 8/1/2006	5,635,810
3,050,000		Tyco International Group, Sr. Note, 6.375%, 6/15/2005	3,209,911

		TOTAL	32,308,006

		Energy--2.3%
6,175,000		CITGO Petroleum Corp., Sr. Note, 11.375%, 2/1/2011	7,286,500
5,875,000		Compton Petroleum Corp., Sr. Note, 9.90%, 5/15/2009	6,565,312
6,650,000		Continental Resources, Inc., Sr. Sub. Note, 10.25%, 8/1/2008	6,832,875
875,000	[2,3]	Evergreen Resources, Inc., Sr. Sub. Note, 5.875%, 3/15/2012	892,500
1,725,000		Lone Star Technologies, Inc., Company Guarantee, Series B, 9.00%, 6/1/2011	1,733,625
3,275,000		Magnum Hunter Resources, Inc., Sr. Note, 9.60%, 3/15/2012	3,684,375
3,250,000		Petroleum Helicopters, Inc., Company Guarantee, Series B, 9.375%, 5/1/2009	3,583,125
60,000		Pogo Producing Co., Sr. Sub. Note, Series B, 10.375%, 2/15/2009	63,600
6,450,000		Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012	7,224,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy--continued
$6,575,000		Tesoro Petroleum Corp., Company Guarantee, Series B, 9.625%, 11/1/2008	$7,265,375
1,200,000		Tesoro Petroleum Corp., Sr. Secd. Note, 8.00%, 4/15/2008	1,308,000
700,000		Tesoro Petroleum Corp., Sr. Sub. Note, 9.00%, 7/1/2008	731,500

		TOTAL	47,170,787

		Entertainment--3.2%
3,000,000	[2,3]	AMC Entertainment, Inc., Sr. Sub. Note, 8.00%, 3/1/2014	3,000,000
6,025,000		AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012	6,612,438
2,450,000		Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013	2,658,250
7,600,000	[2,3,4]	Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	4,769,000
6,200,000		Intrawest Corp., Company Guarantee, 10.50%, 2/1/2010	6,851,000
6,625,000		Regal Cinemas, Inc., Company Guarantee, Series B, 9.375%, 2/1/2012	7,494,531
5,175,000	[2,3]	Six Flags, Inc., Sr. Note, 9.625%, 6/1/2014	5,459,625
10,450,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	12,252,625
7,000,000		Vivendi Universal SA, Sr. Note, 6.25%, 7/15/2008	7,630,000
7,400,000		Vivendi Universal SA, Sr. Note, 9.25%, 4/15/2010	8,880,000

		TOTAL	65,607,469

		Environmental--1.5%
661,000		Allied Waste North America, Inc., Company Guarantee, 7.875%, 1/1/2009	690,745
6,000,000		Allied Waste North America, Inc., Company Guarantee, Series B, 8.50%, 12/1/2008	6,735,000
4,875,000		Allied Waste North America, Inc., Company Guarantee, Series B, 9.25%, 9/1/2012	5,533,125
13,250,000	[2,3]	Allied Waste North America, Inc., Sr. Secd. Note, 6.125%, 2/15/2014	12,885,625
71,428		Allied Waste North America, Inc., Sr. Sub. Note, 10.00%, 8/1/2009	76,785
4,725,000		Synagro Technologies, Inc., Sr. Sub. Note, 9.50%, 4/1/2009	5,173,875

		TOTAL	31,095,155

		Financial Institutions--0.3%
4,950,000		Dollar Financial Group, Inc., Company Guarantee, 9.75%, 11/15/2011	5,395,500

		Food & Beverage--5.8%
2,375,000		Agrilink Foods, Inc., Company Guarantee, 11.875%, 11/1/2008	2,535,312
7,525,000		American Seafoods Group LLC, Company Guarantee, 10.125%, 4/15/2010	9,067,625
4,225,000		B&G Foods, Inc., Company Guarantee, Series D, 9.625%, 8/1/2007	4,367,594
425,000		Constellation Brands, Inc., Company Guarantee, Series B, 8.00%, 2/15/2008	480,250
5,200,000		Constellation Brands, Inc., Sr. Sub. Note, 8.125%, 1/15/2012	5,772,000
1,000,000		Cott Beverages, Inc., Company Guarantee, 8.00%, 12/15/2011	1,110,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Food & Beverage--continued
$9,725,000		Del Monte Corp., Company Guarantee, Series B, 9.25%, 5/15/2011	$10,940,625
2,200,000		Del Monte Corp., Sr. Sub. Note, 8.625%, 12/15/2012	2,475,000
4,475,000		Dole Food, Inc., Company Guarantee, 7.25%, 6/15/2010	4,609,250
4,525,000		Dole Food, Inc., Sr. Note, 8.625%, 5/1/2009	4,898,312
1,725,000		Dole Food, Inc., Sr. Note, 8.875%, 3/15/2011	1,875,937
7,025,000		Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008	5,725,375
5,050,000	[2,3]	Gold Kist, Inc., Sr. Note, 10.25%, 3/15/2014	5,100,500
6,550,000		Land O'Lakes, Inc., Sr. Note, 8.75%, 11/15/2011	5,862,250
4,050,000	[2,3]	Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	4,272,750
2,825,000	[2,3]	National Beef Packaging Co. LLC, Sr. Note, 10.50%, 8/1/2011	2,909,750
6,225,000		New World Pasta Co., Sr. Sub. Note, 9.25%, 2/15/2009	980,438
7,150,000	[2,3]	PPC Escrow Corp., Sr. Sub. Note, 9.25%, 11/15/2013	7,543,250
6,000,000		Pilgrim's Pride Corp., Sr. Note, 9.625%, 9/15/2011	6,540,000
5,025,000		Reddy Ice Group, Inc., Sr. Sub. Note, 8.875%, 8/1/2011	5,414,438
6,050,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	6,639,875
4,575,000		Smithfield Foods, Inc., Sr. Note, Series B, 8.00%, 10/15/2009	5,078,250
3,050,000		Smithfield Foods, Inc., Sr. Sub. Note, 7.625%, 2/15/2008	3,263,500
3,175,000		Swift & Co., Sr. Note, 10.125%, 10/1/2009	3,452,813
2,150,000		Swift & Co., Sr. Sub. Note, 12.50%, 1/1/2010	2,322,000
8,000,000	[2,3,4]	UAP Holding Corp., Sr. Disc. Note, 0/10.75%, 7/15/2012	5,620,000
1,750,000	[2,3]	United Agri Products, Inc., Sr. Note, 8.25%, 12/15/2011	1,828,750

		TOTAL	120,685,844

		Gaming--7.7%
2,100,000	[2,3]	American Casino & Entertainment, Sr. Secd. Note, 7.85%, 2/1/2012	2,110,500
2,225,000		Boyd Gaming Corp., Sr. Sub. Note, 7.75%, 12/15/2012	2,391,875
7,250,000		Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012	8,011,250
5,575,000		Coast Hotels & Casinos, Inc., Company Guarantee, 9.50%, 4/1/2009	5,867,687
4,475,000	[2,3]	Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	4,721,125
4,150,000		Isle of Capri Casinos, Inc., Company Guarantee, 9.00%, 3/15/2012	4,689,500
2,000,000	[2,3]	Isle of Capri Casinos, Inc., Sr. Sub. Note, 7.00%, 3/1/2014	2,015,000
4,000,000	[2,3]	MGM Grand, Inc., Sr. Note, 5.875%, 2/27/2014	4,000,000
1,975,000		MGM Grand, Inc., Sr. Note, 8.50%, 9/15/2010	2,305,812
3,025,000		MGM Grand, Inc., Sr. Sub. Note, 8.375%, 2/1/2011	3,509,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Gaming--continued
$18,075,000		MGM Grand, Inc., Sr. Sub. Note, 9.75%, 6/1/2007	$21,057,375
5,425,000		MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010	5,831,875
3,700,000		Majestic Star Casino LLC, Company Guarantee, 9.50%, 10/15/2010	3,922,000
11,450,000		Mandalay Resort Group, Sr. Sub. Note, 10.25%, 8/1/2007	13,539,625
7,225,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	8,642,906
5,850,000		Mohegan Tribal Gaming Authority, Sr. Sub. Note, 6.375%, 7/15/2009	6,186,375
2,500,000		Mohegan Tribal Gaming Authority, Sr. Sub. Note, 8.00%, 4/1/2012	2,762,500
1,650,000		Mohegan Tribal Gaming Authority, Sr. Sub. Note, 8.375%, 7/1/2011	1,831,500
9,500,000		Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010	10,640,000
8,375,000		Park Place Entertainment Corp., Sr. Sub. Note, 8.125%, 5/15/2011	9,610,313
5,075,000		Penn National Gaming, Inc., Company Guarantee, 11.125%, 3/1/2008	5,722,063
2,050,000		Penn National Gaming, Inc., Company Guarantee, 8.875%, 3/15/2010	2,244,750
2,275,000	[2,3]	River Rock Entertainment Authority, Sr. Note, 9.75%, 11/1/2011	2,468,375
4,250,000	[2,3]	Station Casinos, Inc., Sr. Sub. Note, 6.50%, 2/1/2014	4,276,563
6,475,000		Sun International Hotels Ltd., Sr. Sub. Note, 8.875%, 8/15/2011	7,219,625
6,850,000		Venetian Casino/LV Sands, Company Guarantee, 11.00%, 6/15/2010	7,894,625
5,300,000		Wynn Las Vegas LLC, Second Mortgage Notes, 12.00%, 11/1/2010	6,386,500

		TOTAL	159,858,719

		Healthcare--3.7%
1,425,000		Alaris Medical Systems, Sr. Sub. Note, 7.25%, 7/1/2011	1,519,406
8,000,000		AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013	8,240,000
2,500,000		Ardent Health Services, Sr. Sub. Note, 10.00%, 8/15/2013	2,800,000
1,500,000		Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010	1,672,500
6,100,000	[2,3]	Fisher Scientific International, Inc., Sr. Sub. Note, 8.00%, 9/1/2013	6,832,000
8,150,000		HCA - The Healthcare Corp., Note, 8.75%, 9/1/2010	9,769,486
4,825,000		HCA - The Healthcare Corp., Sr. Note, 7.875%, 2/1/2011	5,484,385
6,800,000		HCA Inc., 5.25%, 11/6/2008	7,030,316
2,850,000		Hanger Orthopedic Group, Inc., Company Guarantee, 10.375%, 2/15/2009	3,209,813
3,815,000		Hudson Respiratory Care, Inc., Sr. Sub. Note, 9.125%, 4/15/2008	3,452,575
1,479,000	[2,3]	Kinetic Concepts, Inc., Sr. Sub. Note, 7.375%, 5/15/2013	1,597,320
3,221,685		Magellan Health Services, Inc., Sr. Note, Series A, 9.375%, 11/15/2008	3,447,203
3,000,000		Sybron Dental Specialties, Inc., Company Guarantee, 8.125%, 6/15/2012	3,337,500
6,350,000	[2,3]	Universal Hospital Services, Inc., Sr. Note, 10.125%, 11/1/2011	6,889,750
10,280,000		Vanguard Health Systems, Company Guarantee, 9.75%, 8/1/2011	11,102,400

		TOTAL	76,384,654

Principal Amount			Value
		CORPORATE BONDS--continued
		Industrial--Other--4.3%
$6,425,000		Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012	$7,517,250
5,425,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	6,672,750
6,650,000		Cabot Safety Acquisition Corp., Sr. Sub. Note, 12.50%, 7/15/2005	6,799,625
11,000,000		Eagle Picher Industries, Inc., Sr. Note, 9.75%, 9/1/2013	12,100,000
1,850,000		Foamex LP, Company Guarantee, 10.75%, 4/1/2009	1,674,250
4,000,000		Foamex LP, Sr. Sub. Note, 9.875%, 6/15/2007	2,660,000
3,800,000		Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012	4,218,000
3,800,000		Hines Nurseries, Inc., Company Guarantee, 10.25%, 10/1/2011	4,218,000
6,200,000		Interline Brands, Inc., Sr. Sub. Note, 11.50%, 5/15/2011	6,727,000
6,672,000	[2,3]	Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010	7,372,560
5,017,731	[2,3]	Neenah Corp., Sr. Sub. Note, 13.00%, 9/30/2013	5,092,997
6,150,000		Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011	6,795,750
6,800,000		Rexnord Corp., Company Guarantee, 10.125%, 12/15/2012	7,446,000
6,075,000	[2,3]	Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	6,044,625
4,025,000		WESCO Distribution, Inc., Company Guarantee, 9.125%, 6/1/2008	4,165,875

		TOTAL	89,504,682

		Lodging--2.7%
5,150,000		Courtyard by Marriott II LP, Sr. Note, 10.75%, 2/1/2008	5,182,187
10,325,000		Florida Panthers Holdings, Inc., Company Guarantee, 9.875%, 4/15/2009	10,918,687
6,050,000		HMH Properties, Inc., Sr. Note, Series B, 7.875%, 8/1/2008	6,307,125
4,050,000		Hilton Hotels Corp., Note, 7.625%, 5/15/2008	4,551,187
5,625,000		Hilton Hotels Corp., Sr. Note, 8.25%, 2/15/2011	6,651,563
4,575,000		Royal Caribbean Cruises Ltd., Sr. Note, 8.00%, 5/15/2010	5,158,313
11,900,000		Starwood Hotels & Resorts Worldwide, Inc., Company Guarantee, 7.875%, 5/1/2012	13,476,750
2,000,000		Starwood Hotels & Resorts Worldwide, Inc., Note, 7.375%, 5/1/2007	2,185,000
1,600,000		Starwood Hotels & Resorts Worldwide, Inc., Unsecd. Note, 6.75%, 11/15/2005	1,684,000

		TOTAL	56,114,812

		Media--Cable--2.4%
2,500,000		CSC Holdings, Inc., Sr. Deb., 8.125%, 8/15/2009	2,718,750
1,175,000	[2,3]	CSC Holdings, Inc., Sr. Note, 6.75%, 4/15/2012	1,192,625
Principal Amount			Value
		CORPORATE BONDS--continued
		Media--Cable--continued
$1,000,000		CSC Holdings, Inc., Sr. Note, 7.25%, 7/15/2008	$1,065,000
5,225,000		CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007	5,669,125
3,700,000		CSC Holdings, Inc., Sr. Note, 8.125%, 7/15/2009	4,023,750
2,900,000		CSC Holdings, Inc., Sr. Sub. Note, 10.50%, 5/15/2016	3,364,000
6,225,000	[2,3]	Cablevision Systems Corp., Sr. Note, 8.00%, 4/15/2012	6,240,562
9,475,000	[4]	Charter Communications Holdings Capital Corp., Discount Bond, 0/11.75%, 5/15/2011	6,206,125
6,625,000	[4]	Charter Communications Holdings Capital Corp., Sr. Disc. Note, 0/9.92%, 4/1/2011	5,531,875
8,350,000	[2,3]	Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	8,684,000
5,000,000		Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note, 11.00%, 12/1/2015	5,800,000

		TOTAL	50,495,812

		Media--Non-Cable--9.1%
8,400,000		Advanstar Communications, Company Guarantee, Series B, 12.00%, 2/15/2011	8,946,000
1,775,000		Advanstar Communications, Sr. Secd. Note, 10.75%, 8/15/2010	1,956,938
3,475,000	[4]	Advanstar, Inc., Company Guarantee, Series B, 0/15.00%, 10/15/2011	2,858,188
3,650,000	[2,3]	Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	3,905,500
7,175,000		American Media Operations, Inc., Company Guarantee, Series B, 10.25%, 5/1/2009	7,533,750
550,000		American Media Operations, Inc., Sr. Sub. Note, 8.875%, 1/15/2011	550,000
4,150,000		Block Communications, Inc., Company Guarantee, 9.25%, 4/15/2009	4,450,875
8,050,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	9,237,375
12,800,000		Dex Media East LLC, Company Guarantee, 12.125%, 11/15/2012	15,008,000
9,650,000	[2,3]	Dex Media West LLC, Sr. Sub. Note, 9.875%, 8/15/2013	10,759,750
4,300,000	[2,3,4]	Dex Media, Inc., Discount Note, 0/9.00%, 11/15/2013	2,762,750
2,050,000	[2,3]	Dex Media, Inc., Note, 8.00%, 11/15/2013	2,039,750
12,600,000		Echostar DBS Corp., Sr. Note, 10.375%, 10/1/2007	13,765,500
3,875,000	[2,3,4]	Houghton Mifflin Co., Sr. Disc. Note, 10/15/2013	2,092,500
1,025,000	[2,3]	Inmarsat Finance PLC, Sr. Note, 7.625%, 6/30/2012	1,078,813
4,975,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	5,422,750
5,750,000		Lodgenet Entertainment, Sr. Sub. Note, 9.50%, 6/15/2013	6,353,750
4,450,000		Muzak LLC, Sr. Note, 10.00%, 2/15/2009	4,605,750
11,250,000		PanAmSat Corp., Sr. Note, 8.50%, 2/1/2012	11,756,250
3,800,000		Primedia, Inc., Sr. Note, 7.625%, 4/1/2008	3,838,000
1,000,000		Primedia, Inc., Sr. Note, 8.875%, 5/15/2011	1,030,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Media--Non-Cable--continued
$7,000,000	[4]	Quebecor Media Inc., Sr. Disc. Note, 0/13.75%, 7/15/2011	$6,405,000
4,950,000		Quebecor Media Inc., Sr. Note, 11.125%, 7/15/2011	5,704,875
7,725,000	[2,3]	R.H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012	9,270,000
1,150,000	[2,3]	Readers Digest Association, Inc., Sr. Note, 6.50%, 3/1/2011	1,187,375
4,150,000		Sinclair Broadcast Group, Inc., Company Guarantee, 8.75%, 12/15/2011	4,585,750
4,350,000		Sinclair Broadcast Group, Inc., Sr. Sub. Note, 8.00%, 3/15/2012	4,719,750
12,950,000		Vertis, Inc., Sr. Note, Series B, 10.875%, 6/15/2009	13,079,500
1,300,000		Vertis, Inc., Sr. Secd. 2nd Priority Note, 9.75%, 4/1/2009	1,417,000
5,697,475	[4]	XM Satellite Radio, Inc., Sec. Fac. Bond, 0/14.00%, 12/31/2009	5,241,677
5,225,000		XM Satellite Radio, Inc., Sr. Secd. Note, 12.00%, 6/15/2010	5,936,906
5,866,000	[4]	Yell Finance BV, Sr. Disc. Note, 0/13.50%, 8/1/2011	5,543,370
3,218,000		Yell Finance BV, Sr. Note, 10.75%, 8/1/2011	3,781,150
1,378,461		Ziff Davis Media, Inc., Company Guarantee, Series , 12.00%, 8/12/2009	1,350,892

		TOTAL	188,175,434

		Metals & Mining--1.2%
1,700,000	[2,3]	California Steel Industries, Inc., Sr. Note, 6.125%, 3/15/2014	1,717,000
1,765,000		Commonwealth Aluminum Corp., Sr. Sub. Note, 10.75%, 10/1/2006	1,778,238
5,025,000		Imco Recycling, Inc., Sr. Secd. Note, 10.375%, 10/15/2010	5,351,625
3,600,000	[2,3]	Ispat Inland ULC, Sr. Secd. Note, 9.75%, 4/1/2014	3,762,000
6,200,000	[1]	Republic Technologies International, Inc., Company Guarantee, 13.75%, 7/15/2009	93,000
5,100,000		Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006	5,304,000
5,800,000		United States Steel Corp., Sr. Note, 9.75%, 5/15/2010	6,641,000

		TOTAL	24,646,863

		Packaging--3.4%
4,975,000		Berry Plastics Corp., Company Guarantee, 10.75%, 7/15/2012	5,646,625
2,100,000	[2,3]	Berry Plastics Corp., Sr. Sub. Note, 10.75%, 7/15/2012	2,383,500
6,800,000		Graham Packaging Co., Sr. Sub. Note, 8.75%, 1/15/2008	6,936,000
2,750,000		Graham Packaging Co., Sub. Note, 4.795%, 1/15/2008	2,598,750
7,675,000		Huntsman Packaging Corp., Company Guarantee, 13.00%, 6/1/2010	6,523,750
5,000,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 7.75%, 5/15/2011	5,250,000
3,725,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	3,855,375
Principal Amount			Value
		CORPORATE BONDS--continued
		Packaging--continued
$2,075,000		Owens-Brockway Glass Container, Inc., Sr. Secd. Note, 8.875%, 2/15/2009	$2,251,375
4,650,000		Owens-Illinois, Inc., Sr. Note, 7.15%, 5/15/2005	4,789,500
9,200,000		Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007	9,430,000
4,900,000		Plastipak Holdings, Company Guarantee, 10.75%, 9/1/2011	5,365,500
1,700,000		Pliant Corp., Sr. Secd. Note, 11.125%, 9/1/2009	1,785,000
3,300,000		Pliant Corp., Sr. Sub. Note, 13.00%, 6/1/2010	2,805,000
874,516	[2,3]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	0
11,050,000		Tekni-Plex, Inc., Company Guarantee, Series B, 12.75%, 6/15/2010	11,657,750

		TOTAL	71,278,125

		Paper--3.6%
650,000		Boise Cascade Corp., Sr. Note, 6.50%, 11/1/2010	697,242
1,325,000		Boise Cascade Corp., Sr. Note, 7.00%, 11/1/2013	1,423,116
12,750,000		Georgia-Pacific Corp., Note, 7.50%, 5/15/2006	13,801,875
9,825,000		Georgia-Pacific Corp., Sr. Note, 8.125%, 5/15/2011	11,200,500
9,925,000		Georgia-Pacific Corp., Sr. Note, 9.375%, 2/1/2013	11,761,125
2,950,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	3,355,625
4,775,000		Jefferson Smurfit Corp., Company Guarantee, 8.25%, 10/1/2012	5,204,750
5,350,000		MDP Acquisitions PLC, 9.625%, 10/1/2012	6,045,500
5,463,659		MDP Acquisitions PLC, Sub. Note, 15.50%, 10/1/2013	6,467,606
3,125,000	[2,3]	Riverside Forest Products Ltd., Sr. Note, 7.875%, 3/1/2014	3,265,625
6,700,000		Stone Container Corp., Sr. Note, 9.75%, 2/1/2011	7,520,750
4,575,000		Tembec Industries, Inc., 8.50%, 2/1/2011	4,575,000

		TOTAL	75,318,714

		Restaurants--0.9%
4,700,000		Advantica Restaurant Group, Sr. Note, 11.25%, 1/15/2008	4,288,750
3,075,000		Buffets, Inc., Sr. Sub. Note, 11.25%, 7/15/2010	3,367,125
8,250,000		Carrols Corp., Company Guarantee, 9.50%, 12/1/2008	8,311,875
1,975,000		Domino's, Inc., Sr. Sub. Note, 8.25%, 7/1/2011	2,133,000

		TOTAL	18,100,750

		Retailers--4.1%
10,475,000		Buhrmann US, Inc., Company Guarantee, 12.25%, 11/1/2009	11,561,781
2,375,000		Community Distributors, Inc., Sr. Note, 10.25%, 10/15/2004	1,929,688
5,150,000	[2,3]	Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	5,523,375
Principal Amount			Value
		CORPORATE BONDS--continued
		Retailers--continued
$5,150,000	[2,3]	FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014	$5,188,625
2,025,000	[2,3]	General Nutrition Center, Sr. Sub. Note, 8.50%, 12/1/2010	2,146,500
4,875,000		Michaels Stores, Inc., Sr. Note, 9.25%, 7/1/2009	5,411,250
3,525,000		Mothers Work, Inc., Sr. Note, 11.25%, 8/1/2010	3,807,000
7,750,000		PCA International, Inc., Sr. Note, 11.875%, 8/1/2009	8,602,500
2,700,000		Penney (J.C.) Co., Inc., Note, 7.60%, 4/1/2007	3,037,500
11,508,000		Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012	14,643,930
2,650,000	[2,3]	Petro Stopping Centers, Sr. Secd. Note, 9.00%, 2/15/2012	2,716,250
5,025,000		Rite Aid Corp., Sr. Deb., 6.875%, 8/15/2013	4,698,375
3,100,000		Rite Aid Corp., Sr. Secd. Note, 8.125%, 5/1/2010	3,355,750
5,950,000		Rite Aid Corp., Sr. Secd. Note, 9.50%, 2/15/2011	6,649,125
5,125,000		United Auto Group, Inc., Company Guarantee, 9.625%, 3/15/2012	5,740,000

		TOTAL	85,011,649

		Services--0.8%
1,600,000		CB Richard Ellis Services, Sr. Note, 9.75%, 5/15/2010	1,784,000
1,650,000		Coinmach Corp., Sr. Note, 9.00%, 2/1/2010	1,765,500
5,375,000		SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006	5,401,875
5,850,000		The Brickman Group Ltd., Sr. Sub. Note, Series B, 11.75%, 12/15/2009	6,807,938

		TOTAL	15,759,313

		Technology--2.7%
3,104,000		AMI Semiconductor, Inc., Sr. Sub. Note, 10.75%, 2/1/2013	3,647,200
4,975,000		Activant Solutions, Inc., Sr. Note, 10.50%, 6/15/2011	5,223,750
4,350,000		Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010	4,491,375
7,150,000		Ingram Micro, Inc., Sr. Sub. Note, 9.875%, 8/15/2008	7,990,125
5,825,000		Seagate Technology HDD Holdings, Sr. Note, 8.00%, 5/15/2009	6,392,938
1,875,000	[2,3]	Telex Communications, Inc., Sr. Secd. Note, 11.50%, 10/15/2008	2,015,625
2,600,000		Unisys Corp., Sr. Note, 6.875%, 3/15/2010	2,873,000
6,150,000		Xerox Corp., Sr. Note, 7.625%, 6/15/2013	6,595,875
15,275,000		Xerox Corp., Sr. Note, 9.75%, 1/15/2009	17,871,750

		TOTAL	57,101,638

Principal Amount			Value
		CORPORATE BONDS--continued
		Textile--1.8%
$6,025,000	[1]	Dyersburg Corp., Sr. Sub. Note, 9.75%, 9/1/2007	$602
8,425,000		GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007	8,130,125
3,175,000		Levi Strauss & Co., Sr. Note, 11.625%, 1/15/2008	2,428,875
5,200,000		Levi Strauss & Co., Sr. Note, 12.25%, 12/15/2012	3,952,000
2,675,000		Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013	2,889,000
3,150,000		Russell Corp., Company Guarantee, 9.25%, 5/1/2010	3,378,375
11,025,000		Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	11,989,688
3,721,000		William Carter Co., Sr. Sub. Note, Series B, 10.875%, 8/15/2011	4,316,360

		TOTAL	37,085,025

		Tobacco--0.7%
5,600,000	[2,3]	Commonwealth Brands, Inc., Sr. Sub. Secd. Note, 10.625%, 9/1/2008	6,188,000
3,100,000		Dimon, Inc., Sr. Note, 7.75%, 6/1/2013	3,084,500
2,350,000		Dimon, Inc., Sr. Note, Series B, 9.625%, 10/15/2011	2,549,750
1,900,000	[2,3]	Standard Commercial Corp., Sr. Note, 8.00%, 4/15/2012	1,947,500

		TOTAL	13,769,750

		Transportation--0.7%
4,650,000		Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007	4,510,500
6,975,000	[1]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005	0
1,750,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	1,828,750
7,650,000		Stena AB, Sr. Note, 9.625%, 12/1/2012	8,701,875
4,400,000	[1]	The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006	0

		TOTAL	15,041,125

		Utility -- Electric--3.6%
3,125,000		CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009	3,234,375
4,150,000		CMS Energy Corp., Sr. Note, 8.50%, 4/15/2011	4,450,875
8,075,000		CMS Energy Corp., Sr. Note, 8.90%, 7/15/2008	8,721,000
8,059,454		Caithness Coso Funding Corp., Sr. Secd. Note, Series B, 9.05%, 12/15/2009	9,107,183
11,625,000		Calpine Corp., Note, 8.50%, 2/15/2011	8,442,656
9,450,000		Illinois Power Co., 1st Mtg. Bond, 11.50%, 12/15/2010	11,410,875
5,275,000	[2,3]	NRG Energy, Inc., Sr. Secd. Note, 8.00%, 12/15/2013	5,472,813
2,700,000	[2,3]	P G & E Corp., Sr. Secd. Note, 6.875%, 7/15/2008	2,947,833
8,250,000		PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009	9,631,875
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility -- Electric--continued
$1,600,000		PSEG Energy Holdings, Sr. Note, 8.625%, 2/15/2008	$1,744,000
3,625,000		Reliant Resources, Inc., Sr. Secd. Note, 9.25%, 7/15/2010	3,951,250
4,325,000		Reliant Resources, Inc., Sr. Secd. Note, 9.50%, 7/15/2013	4,800,750

		TOTAL	73,915,485

		Utility -- Natural Gas--3.5%
1,550,000		ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010	1,736,000
1,525,000		El Paso Corp., 6.75%, 5/15/2009	1,342,000
7,950,000		El Paso Corp., Note, 6.95%, 12/15/2007	7,194,750
14,325,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	11,603,250
8,775,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	7,283,250
7,375,000		El Paso Production Holding Co., Company Guarantee, 7.75%, 6/1/2013	6,895,625
2,975,000		Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008	3,142,344
4,150,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	4,347,125
1,950,000		Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017	2,013,375
525,000		Transcontinental Gas Pipe Corp., Note, 7.00%, 8/15/2011	578,812
4,050,000		Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012	4,880,250
9,025,000		Williams Cos., Inc. (The), Note, 7.625%, 7/15/2019	9,160,375
8,125,000		Williams Cos., Inc. (The), Note, 7.875%, 9/1/2021	8,307,813
4,000,000		Williams Cos., Inc. (The), Sr. Note, 8.625%, 6/1/2010	4,420,000

		TOTAL	72,904,969

		Wireless Communications--2.3%
8,075,000		American Cellular Corp., Sr. Note, Series B, 10.00%, 8/1/2011	7,752,000
7,825,000		NEXTEL Communications, Inc., Sr. Note, 7.375%, 8/1/2015	8,499,906
12,000,000		NEXTEL Communications, Inc., Sr. Note, 9.375%, 11/15/2009	13,095,000
428		NEXTEL Communications, Inc., Sr. Note, 9.50%, 2/1/2011	492
375,000		Nextel Partners, Inc., Sr. Note, 11.00%, 3/15/2010	418,125
2,324,000		Nextel Partners, Inc., Sr. Note, 12.50%, 11/15/2009	2,730,700
3,850,000		Nextel Partners, Inc., Sr. Note, 8.125%, 7/1/2011	4,071,375
5,575,000	[2,3]	Rogers Wireless, Inc., Sr. Secd. Note, 6.375%, 3/1/2014	5,714,375
4,525,000		Triton PCS, Inc., Sr. Note, 8.50%, 6/1/2013	4,864,375

		TOTAL	47,146,348

Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Wireline Communications--4.0%
$3,500,000		Alaska Communications Systems Holdings, Inc., Sr. Note, 9.875%, 8/15/2011	$3,596,250
3,675,000		Alaska Communications Systems Holdings, Inc., Sr. Sub. Note, 9.375% 5/15/2009	3,633,656
6,775,000		Cincinnati Bell, Inc., Company Guarantee, 7.25%, 7/15/2013	6,876,624
5,350,000		Cincinnati Bell, Inc., Sr. Sub. Note, 8.375%, 1/15/2014	5,323,250
3,175,000		Eircom Funding, Sr. Sub. Note, 8.25%, 8/15/2013	3,556,000
3,550,000	[2,3]	Primus Telecommunications Holding, Inc., Sr. Note, 8.00%, 1/15/2014	3,390,250
1,000,000		Qwest Communications International, Inc., Note, 6.125%, 11/15/2005	1,027,500
20,175,000	[2,3]	Qwest Communications International, Inc., Note, 9.125%, 3/15/2012	22,999,500
28,875,000	[2,3]	Qwest Communications International, Inc., Sr. Sub. Note, 13.50%, 12/15/2010	33,639,375

		TOTAL	84,042,405

		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,913,598,592)	1,999,081,733

		COMMON STOCKS AND WARRANTS--0.2%
		Diversified Manufacturing--0.1%
73,575		Simonds Industries, Inc.	1,845,997

		Entertainment--0.0%
39,605	[1]	AMF Bowling Worldwide, Inc., Warrants	150,896
38,694	[1]	AMF Bowling Worldwide, Inc., Warrants	0

		TOTAL	150,896

		Industrial -- Other--0.0%
835,356	[1,2,3]	Neenah Corp., Warrants	1,065,079

		Lodging--0.0%
1,750	[1]	Motels of America, Inc.	0

		Media -- Cable--0.1%
20,944	[1]	NTL, Inc.	1,245,121

		Media -- Non-Cable--0.0%
3,475	[1]	Advanstar, Inc., Warrants	35
46	[1]	Sullivan Graphics, Inc.	0
6,750	[1]	XM Satellite Radio, Inc., Warrants	253,125
66,000	[1]	Ziff Davis Media, Inc., Warrants	33,000

		TOTAL	286,160

Shares			Value
		COMMON STOCKS AND WARRANTS--continued
		Metals & Mining--0.0%
6,200	[1]	Republic Technologies International, Inc., Warrants	$62
237,797	[1]	Royal Oak Mines, Inc.	713

		TOTAL	775

		Other--0.0%
746	[2]	CVC Claims Litigation LLC	0

		Packaging--0.0%
4,800	[1]	Pliant Corp., Warrants	48
107,000	[1]	Russell Stanley Holdings, Inc.	0

		TOTAL	48

		Paper--0.0%
3,250	[1,2,3]	MDP Acquisitions PLC, Warrants	17,875

		Wireline Communications--0.0%
190,287	[1]	McLeodUSA, Inc., Warrants	95,142
48,346	[1]	Viatel Holding (Bermuda) Ltd.	53,181

		TOTAL	148,323

		TOTAL COMMON STOCKS AND WARRANTS (IDENTIFIED COST $45,143,312)	4,760,274

		PREFERRED STOCKS--0.7%
		Healthcare--0.0%
31,886		River Holding Corp., Sr. Exchangeable PIK	964,233

		Media--Non--Cable--0.4%
76,525		Primedia, Inc., Exchangeable Pfd. Stock, Series G, $8.62 Annual Dividend	6,638,544
8,000		Primedia, Inc., Pfd., $9.20 Annual Dividend	714,000
360		Ziff Davis Media, Inc., PIK Pfd., Series E-1	162,900

		TOTAL	7,515,444

		Retailers--0.3%
5,725	[2,3]	General Nutrition Centers Holding Co., Exchangeable Pfd. Stock, Series A	5,739,313

		Wireline Communications--0.0%
85,872		McLeodUSA, Inc., Conv. Pfd., Series A	628,583

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $18,276,263)	14,847,573

Shares			Value
		MUTUAL FUND--0.4%
8,002,816	[5]	Prime Value Obligations Fund, IS Shares (at net asset value)	$8,002,816

		TOTAL INVESTMENTS--98.1% (IDENTIFIED COST $1,995,072,835)[6]	2,036,567,285

		OTHER ASSETS AND LIABILITIES - NET--1.9%	39,929,597

		TOTAL NET ASSETS--100%	$2,076,496,882

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At March 31, 2004, these securities amounted to $391,922,792 which represents 18.9% of total net assets. Included in these amounts are restricted securities which have been deemed liquid (amounting to $389,974,573 and representing 18.8% of total net assets).

3 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Directors.

4 Denotes a zero coupon bond with effective rate at time of purchase.

5 Affiliated company.

6 The cost of investments for federal tax purposes is $2,021,282,170.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2004.

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2004

Assets:
Total investments in securities, at value including $8,002,816 of investments in affiliated issues (Note 5) (identified cost $1,995,072,835)		$2,036,567,285
Income receivable		46,038,539
Receivable for investments sold		19,303,812
Receivable for shares sold		2,981,879

TOTAL ASSETS		2,104,891,515

Liabilities:
Payable for investments purchased	$17,826,462
Payable for shares redeemed	5,601,751
Payable to bank	3,616,106
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	116,842
Payable for distribution services fee (Note 5)	764,089
Payable for shareholder services fee (Note 5)	442,779
Accrued expenses	26,604

TOTAL LIABILITIES		28,394,633

Net assets for 258,190,322 shares outstanding		$2,076,496,882

Net Assets Consist of:
Paid in capital		$2,774,699,179
Net unrealized appreciation of investments		41,494,450
Accumulated net realized loss on investments		(736,896,173)
Distributions in excess of net investment income		(2,800,574)

TOTAL NET ASSETS		$2,076,496,882

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($884,502,682 ÷ 109,944,398 shares outstanding)		$8.05

Offering price per share (100/95.50 of $8.05)[1]		$8.43

Redemption proceeds per share		$8.05

Class B Shares:
Net asset value per share ($945,435,390 ÷ 117,581,691 shares outstanding)		$8.04

Offering price per share		$8.04

Redemption proceeds per share (94.50/100 of $8.04)[1]		$7.60

Class C Shares:
Net asset value per share ($246,558,810 ÷ 30,664,233 shares outstanding)		$8.04

Offering price per share (100/99.00 of $8.04)[1]		$8.12

Redemption proceeds per share (99.00/100 of $8.04)[1]		$7.96

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended March 31, 2004

Investment Income:
Interest			$182,345,720
Dividends (including $348,550 received from affiliated issuers) (Note 5)			2,015,810

TOTAL INCOME			184,361,530

Expenses:
Investment adviser fee (Note 5)		$15,701,817
Administrative personnel and services fee (Note 5)		1,616,226
Custodian fees		94,565
Transfer and dividend disbursing agent fees and expenses (Note 5)		2,064,752
Directors'/Trustees' fees		19,989
Auditing fees		18,861
Legal fees		8,352
Portfolio accounting fees (Note 5)		210,235
Distribution services fee--Class B Shares (Note 5)		7,307,320
Distribution services fee--Class C Shares (Note 5)		1,836,132
Shareholder services fee--Class A Shares (Note 5)		2,186,122
Shareholder services fee--Class B Shares (Note 5)		2,435,773
Shareholder services fee--Class C Shares (Note 5)		612,044
Share registration costs		146,240
Printing and postage		162,614
Insurance premiums		3,310
Taxes		90,306
Miscellaneous		16,853

TOTAL EXPENSES		34,531,511

Waiver and Reimbursement: (Note 5)
Reimbursement of investment adviser fee	$(2,855)
Waiver of administrative personnel and services fee	(32,951)

TOTAL WAIVER AND REIMBURSEMENT		(35,806)

Net expenses			34,495,705

Net investment income			149,865,825

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(27,009,388)
Net change in unrealized depreciation of investments			235,350,048

Net realized and unrealized gain on investments			208,340,660

Change in net assets resulting from operations			$358,206,485

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended March 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$149,865,825	$149,637,854
Net realized loss on investments	(27,009,388)	(295,430,625)
Net change in unrealized appreciation/depreciation of investments	235,350,048	215,063,730

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	358,206,485	69,270,959

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(69,560,704)	(62,254,519)
Class B Shares	(70,093,228)	(73,090,242)
Class C Shares	(17,627,759)	(15,642,439)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(157,281,691)	(150,987,200)

Share Transactions:
Proceeds from sale of shares	891,850,812	865,076,092
Net asset value of shares issued to shareholders in payment of distributions declared	90,665,857	80,657,338
Cost of shares redeemed	(1,019,007,795)	(732,100,303)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(36,491,126)	213,633,127

Change in net assets	164,433,668	131,916,886

Net Assets:
Beginning of period	1,912,063,214	1,780,146,328

End of period (including distributions in excess of net investment income of $(2,800,574) and $(2,570,985), respectively)	$2,076,496,882	$1,912,063,214

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2004

1. ORGANIZATION

Federated High Income Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Investments in other-end regulated investment companies are valued at net asset value. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Additional information on each illiquid restricted security held at March 31, 2004, is as follows:

Security	Acquisition Date	Acquisition Cost
CVC Claim Litigation LLC	03/26/1997 -- 06/18/1997	$7,280,944

Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006	11/22/1996 -- 03/20/1997	8,651,625

General Chemical Industrial Products, Inc., Sr. Sub. Note, 10.625%, 5/1/2009	06/03/1999 -- 02/24/2000	4,243,875

Sleepmaster LLC, Company Guarantee, (Series B), 11.00%, 5/15/2009	05/12/1999 -- 03/07/2001	3,036,688

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At March 31, 2004, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	4,000,000,000
Class B Shares	2,000,000,000
Class C Shares	4,000,000,000
TOTAL	10,000,000,000

Transactions in capital stock were as follows:

Year Ended March 31	2004		2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	78,713,614	$606,916,331	77,594,982	$552,866,174
Shares issued to shareholders in payment of distributions declared	5,734,561	44,580,782	5,392,723	38,571,889
Shares redeemed	(86,411,365)	(668,961,903)	(59,320,627)	(425,286,457)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,963,190)	$(17,464,790)	23,667,078	$166,171,606

Year Ended March 31	2004		2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	25,752,508	$198,277,208	34,357,210	$246,825,882
Shares issued to shareholders in payment of distributions declared	4,642,327	36,066,710	4,754,056	34,017,263
Shares redeemed	(35,113,358)	(274,429,408)	(35,645,566)	(255,704,275)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(4,718,523)	$(40,085,490)	3,465,700	$25,138,870

Year Ended March 31	2004		2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	11,239,876	$86,657,273	9,085,790	$65,364,036
Shares issued to shareholders in payment of distributions declared	1,287,751	10,018,365	1,127,146	8,068,186
Shares redeemed	(9,657,989)	(75,616,484)	(7,124,054)	(51,109,571)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	2,869,638	$21,059,154	3,088,882	$22,322,651

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,812,075)	$(36,491,126)	30,221,660	$213,633,127

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for discount accretion/premium amortization on debt securities and tax gain/loss adjustments on sales of defaulted securities.

For the year ended March 31, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Distributions in Excess of Net Investment Income	Accumulated Net Realized Loss
$7,186,277	$(7,186,277)

Net investment income (loss), net realized gains (losses) as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2004 and March 31, 2003, was as follows:

	2004	2003
Ordinary income[1]	$157,281,691	$150,987,200

1 For tax purposes short-term capital gain distributions are considered ordinary income.

As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$3,290,156

Net unrealized appreciation	$15,285,115

Capital loss carryforward	$714,596,045

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the tax deferral of losses on wash sales, discount accretion/premium amortization on debt securities and tax cost adjustments and interest write-offs for defaulted bonds.

At March 31, 2004, the cost of investments for federal tax purposes was $2,021,282,170. The net unrealized appreciation of investments for federal tax purposes was $15,285,115. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $135,046,337 and net unrealized depreciation from investments for those securities having an excess of cost over value of $119,761,222.

At March 31, 2004, the Fund had a capital loss carryforward of $714,596,045 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 7,781,576

2009	$ 54,885,122

2010	$ 245,607,631

2011	$ 297,612,303

2012	$108,709,413

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of March 31, 2004, for federal income tax purposes, post October losses of $2,181,522 were deferred to April 1, 2004.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investment in this fund are recorded as income in the accompanying financial statements and totaled $348,550 for the period.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended March 31, 2004, the fees paid FAS and FServ were $678,620 and $904,655, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the year ended March 31, 2004, FSC retained $349,742 in sales charges from the sale of Class A Shares. FSC also retained $200,053 of contingent deferred sales charges relating to redemptions of Class A Shares and $69,589 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $161,233, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended March 31, 2004, were as follows:

Purchases	$1,047,915,360

Sales	$1,038,535,372

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Federated is performing an internal review of past mutual fund trading practices utilizing external legal and financial experts to assess the impact of these issues under the direction of the Independent Trustees of the Funds and in concert with a special investigative committee of Federated's Board. As a result of this ongoing review, Federated has established a restoration fund of $7.6 million representing: 1) the detrimental impact on those Funds from frequent trading activity; 2) the possible detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times; 3) receipt of fees received by Federated from assets invested as a result of frequent trading arrangements; and 4) interest on those amounts identified under the three items previously identified. The Independent Trustees of the Fund are in the process of finalizing the amount of the restoration fund attributable to actions affecting the Fund and the manner in which such amount will be distributed to the Fund and/or its shareholders.

7. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended March 31, 2004, 1.06% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended March 31, 2004, 0.88% qualify for the dividend received deduction available to corporate shareholders.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED HIGH INCOME BOND FUND, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated High Income Bond Fund, Inc. (the "Fund"), as of March 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated High Income Bond Fund, Inc. at March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
May 10, 2004

Board of Directors and Fund Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN and DIRECTOR Began serving: October 1977

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT and DIRECTOR Began serving: July 1987

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: August 1987

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: January 2000

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: February 1984

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1977	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)
William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 2002

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Began serving: November 1998

Mark E. Durbiano has been the Fund's Portfolio Manager since January 1987. He is Vice President of the Fund. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR data-base on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated High Income Bond Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314195108
Cusip 314195207
Cusip 314195306

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

8042507 (5/04)

Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards  for  Investment  Companies - Ethical
Standards for Principal  Executive and Financial  Officers") that applies to the registrant's  Principal Executive Officer and Principal  Financial Officer;  the
registrant's Principal Financial Officer also serves as the Principal Accounting
Officer.

The registrant  hereby  undertakes to provide any person,  without charge,  upon request,  a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400,  and ask for a copy of the Section 406
Standards for Investment  Companies - Ethical Standards for Principal  Executive
and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

  (a) Audit Fees billed to the registrant for the two most recent fiscal years:
                  Fiscal year ended 2004 - $19,484
                  Fiscal year ended 2003 - $19,000

  (b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:
                  Fiscal year ended 2004 - $0
                  Fiscal year ended 2003 - $0
      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

  (c)  Tax Fees billed to the registrant for the two most recent fiscal years:
                  Fiscal year ended 2004 - $0
                  Fiscal year ended 2003 - $0
      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

  (d) All Other Fees billed to the registrant for the two most recent fiscal years:
                  Fiscal year ended 2004 - $0
                  Fiscal year ended 2003 - $0
      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

  (e)(1)Audit Committee Policies regarding Pre-approval of Services.
      The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.
            Certain services have the general pre-approval of the Audit
      Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit
      Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit
      Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.
            The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

      AUDIT SERVICES
            The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The
      Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.
            In addition to the annual Audit services engagement
      specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

      AUDIT-RELATED SERVICES
            Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain
      Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

      TAX SERVICES
            The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's
      independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a
      transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

      ALL OTHER SERVICES
            With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

            The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

            The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

      PRE-APPROVAL FEE LEVELS
            Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit
      Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

      PROCEDURES
            Requests or applications to provide services that require
      specific approval by the Audit Committee will be submitted to the
      Audit Committee by both the independent auditor and the Principal
      Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

      (e)(2)      Percentage of services identified in items 4(b) through
      4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:
            4(b)
                  Fiscal year ended 2004 - 0%
                  Fiscal year ended 2003 - 0%
            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)
                  Fiscal year ended 2004 - 0%
                  Fiscal year ended 2003 - 0%
            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)
                  Fiscal year ended 2004 - 0%
                  Fiscal year ended 2003 - 0%
            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant:
                  Fiscal year ended 2004 - $289,595
                  Fiscal year ended 2003 - $247,380

(h)   The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser
      (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's
      independence.

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated High Income Bond Fund, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        May 26, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        May 25, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        May 26, 2004